Employee Compensation and Benefit Plans Stock Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 235	$ 201	$ 196
Income tax benefit related to stock-based compensation	80	71	73
RSU and PSU Weighted Average Grant-Date Fair Value
Taxes paid related to net share settlement of stock awards	$ 121	$ 156	$ 73
Restricted Stock Units and Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per stock award granted	$ 45.07	$ 35.56	$ 28.52
Unrecognized compensation expense	$ 389	$ 327	$ 271
Weighted average period to be recognized (years)	2 years	2 years	1 year 11 months
Fair value of stock awards vested	$ 354	$ 445	$ 209
RSU and PSU Shares
Nonvested, beginning	16,334,271
Granted	8,431,980
Vested	(7,712,463)
Forfeited	(1,338,397)
Nonvested, ending	15,715,391	16,334,271
RSU and PSU Weighted Average Grant-Date Fair Value
Nonvested, beginning	$ 29.95
Granted	45.07	$ 35.56	$ 28.52
Vested	28.33
Forfeited	34.42
Nonvested, ending	$ 37.93	$ 29.95
Weighted Average Remaining Contractual Term (Years)	1 year 1 month	1 year 2 months
Aggregate Intrinsic Value	$ 904	$ 639
Shares paid for tax withholding for share based compensation	2,605,807	4,176,464
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Maximum [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
2013 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance	63,000,000
Shares available for future grant	22,000,000
Predecessor Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Realized excess tax benefit	$ 0	$ 79	$ 34